Deposits (Tables)	12 Months Ended
Dec. 31, 2018
Deposits
Schedule of maturities of total time deposits

(in thousands)
Due within:
2019	$198,609
2020	43,250
2021	34,054
2022	29,666
2023	15,992
Thereafter	—
Total	$321,571